Interest-bearing Loans and Borrowings - Summary of Loans and Borrowings Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2003
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts	$ 94	$ 111
Bank loans	420	430
Bonds	9,118	9,946	$ 300
Other Debt	4	0
Interest-bearing loans and borrowings	$ 9,636	$ 10,487